Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Total operating profit from continuing operations	£ 2,895	£ 2,780	£ 2,870
Adjustments for:
Other fair value movements	(22)	0	0
Depreciation, amortisation and impairment	1,672	1,640	1,725
Share-based payments	27	19	27
Changes in working capital	296	394	(36)
Changes in provisions	(195)	198	18
Changes in pensions and other post-retirement benefit obligations	(55)	(117)	(140)
Cash generated from operations – continuing operations	4,618	4,914	4,464
Tax paid	(157)	(199)	(75)
Net cash inflow from operating activities – continuing operations	4,461	4,715	4,389
Net cash used in operating activities – discontinued operations	0	(97)	(71)
Cash flows from investing activities
Acquisition of financial investments	(99)	(108)	(89)
Acquisition of National Grid Renewables (formerly Geronimo) and Emerald	(26)	(139)	0
Investments in joint ventures and associates	(81)	(82)	(143)
Loans to joint ventures and associates	0	0	(31)
Disposal of financial investments	66	63	18
Disposal of interests in Quadgas HoldCo Limited	0	1,965	0
Purchases of intangible assets	(426)	(317)	(306)
Purchases of property, plant and equipment	(4,362)	(4,583)	(3,635)
Disposals of property, plant and equipment	8	68	38
Dividends received from joint ventures and associates	80	75	68
Interest received	16	73	68
Net movements in short-term financial investments	(436)	7	822
Cash inflows on derivatives	225	58	17
Cash outflows on derivatives	(81)	(281)	(429)
Net cash flow used in investing activities – continuing operations	(5,116)	(3,201)	(3,602)
Net cash flow used in investing activities – discontinued operations	0	6	156
Cash flows from financing activities
Proceeds from issue of treasury shares	16	16	17
Purchase of own shares	(2)	(6)	(2)
Proceeds received from loans	5,645	4,218	2,932
Repayment of loans	(1,663)	(3,253)	(1,969)
Payments of lease liabilities	(112)	(121)	(70)
Net movements in short-term borrowings	(759)	(424)	179
Cash inflows on derivatives	58	62	221
Cash outflows on derivatives	(185)	(249)	(186)
Interest paid	(835)	(957)	(914)
Dividends paid to shareholders	(1,413)	(892)	(1,160)
Net cash flow from/(used in) financing activities – continuing operations	750	(1,606)	(952)
Net increase/(decrease) in cash and cash equivalents	95	(183)	(80)
Reclassification to held for sale	(4)	0	0
Exchange movements	(7)	4	3
Cash and cash equivalents, beginning balance	73	252	329
Cash and cash equivalents, ending balance	£ 157	£ 73	£ 252